Consolidated statements of profit or loss and other comprehensive income - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 573,247	$ 244,218
Cost of sales	(490,260)	(151,767)
Gross profit	82,987	92,451
Other income	27,896,174	32,039,344
Other gain and losses	4,703,654	(2,546,087)
Operating and administrative expenses	(26,819,214)	(24,964,324)
Finance costs	(59,409)	(148,491)
Profit before tax	5,804,192	4,472,893
Income tax expense	0	0
Profit for the year	5,804,192	4,472,893
Item that may be subsequently reclassified to profit or loss
Exchange differences on translation of foreign operations	(156,333)	(198,909)
Total comprehensive income for the year	$ 5,647,859	$ 4,273,984